UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund:  BlackRock Floating Rate Income Trust (BGT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Construction & Engineering — 0.1%
USI United Subcontractors		8,067	$225,889
Diversified Consumer Services — 0.6%
Cengage Thomson Learning		19,588	427,998
Houghton Mifflin Harcourt Co. (a)		75,047	1,476,925

			1,904,923
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6,155	—
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		220,483	631,588
Ainsworth Lumber Co. Ltd. (a)(b)		62,685	179,565

			811,153
Total Common Stocks — 0.9%			2,941,965

Asset-Backed Securities		Par (000)
ALM Loan Funding, Series 2013-7RA (b)(c):
Class C, 3.71%, 4/24/24	USD	630	600,076
Class D, 5.26%, 4/24/24		550	506,059
ALM XIV Ltd., Series 2014-14A, Class C, 3.71%, 7/28/26 (b)(c)		713	662,923
Apidos CDO XI, Series 2012-11A, Class D, 4.51%, 1/17/23 (b)(c)		500	492,980
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (b)(c)		525	489,422
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(c)		500	472,001
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class D, 4.76%, 1/20/25		450	448,747
Series 2013-1A, Class C, 4.23%, 2/14/25		250	243,077
Series 2014-5A, Class C, 4.38%, 10/16/25		1,250	1,206,700
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (b)(c)		750	709,875
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.26%, 4/20/23 (b)(c)		575	558,339
ING Investment Management, Series 2012-2A, Class D, 4.80%, 10/15/22 (b)(c)		950	949,974
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.76%, 10/23/25 (b)(c)		250	234,522
Asset-Backed Securities		Par (000)	Value
North End CLO Ltd., Series 2013-1A, Class D, 3.76%, 7/17/25 (b)(c)	USD	500	$466,308
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.46%, 10/25/25 (b)(c)		750	689,629
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)(c)		500	491,061
Symphony CLO Ltd., Class D (b)(c):
Series 2012-10A, 5.51%, 7/23/23		925	926,376
Series 2012-9A, 4.50%, 4/16/22		775	769,061
Voya CLO, Ltd., Series 2014-4A, Class SUB, 0.00%, 10/14/26 (b)		1,000	910,900
Total Asset-Backed Securities — 3.5%			11,828,030

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		600	609,000
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,608,775

			2,217,775
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		410	407,950
4.88%, 3/15/19		863	878,102

			1,286,052
Capital Markets — 0.5%
Blackstone CQP Holdco LP, 9.30%, 3/18/19		568	562,495
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		439	986,104

			1,548,599
Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17 (c)		179	178,105
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		387	395,213

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
United Rentals North America, Inc., 5.75%, 7/15/18	USD	210	$216,825

			790,143
Communications Equipment — 0.4%
Altice Financing SA, 6.63%, 2/15/23 (b)		335	335,000
Avaya, Inc., 7.00%, 4/01/19 (b)		232	225,330
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		909	963,540

			1,523,870
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		237	230,554
Construction Materials — 0.1%
HD Supply, Inc., 5.25%, 12/15/21 (b)		485	499,550
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
3.83%, 1/15/18 (c)		607	610,035
6.13%, 1/15/21		337	349,638

			959,673
Energy Equipment & Services — 0.2%
Peabody Energy Corp., 6.00%, 11/15/18		875	702,188
Health Care Providers & Services — 0.9%
Care UK Health & Social Care PLC, 5.56%, 7/15/19	GBP	482	656,512
CHS/Community Health Systems, Inc., 6.88%, 2/01/22	USD	192	203,928
HCA, Inc.:
5.88%, 5/01/23		225	244,125
5.38%, 2/01/25		505	518,887
Tenet Healthcare Corp. (b):
5.00%, 3/01/19		850	852,125
5.50%, 3/01/19		635	645,319

			3,120,896
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 11/03/15 (a)(f)		400	—
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 6.00%, 1/15/22 (b)		212	227,370
Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (concluded)
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)	USD	850	$873,375

			1,100,745
Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		248	256,680
Numericable Group SA, 6.00%, 5/15/22 (b)		512	523,725

			780,405
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		155	161,006
Oil, Gas & Consumable Fuels — 0.5%
Antero Resources Finance Corp., 5.38%, 11/01/21		350	341,250
CONSOL Energy, Inc., 5.88%, 4/15/22		380	329,650
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		385	389,812
Newfield Exploration Co., 5.75%, 1/30/22		350	345,625
Range Resources Corp., 6.75%, 8/01/20		175	182,000

			1,588,337
Pharmaceuticals — 0.2%
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.00%, 2/01/25 (b)		630	643,781
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		535	528,313
Wireless Telecommunication Services — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20 (b)		830	807,590
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		2,140	2,332,600
T-Mobile USA, Inc., 6.13%, 1/15/22		135	138,881

			3,279,071
Total Corporate Bonds — 6.2%			20,960,958

Floating Rate Loan Interests (c)
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		1,800	1,799,244

2	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Aerospace & Defense (concluded)
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20	USD	1,341	$1,334,407
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		725	738,594
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		510	501,874
Term Loan D, 3.75%, 6/04/21		522	514,633
TransUnion LLC, Term Loan, 4.00%, 4/09/21		2,893	2,850,464

			7,739,216
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		423	386,820
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		442	404,859
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		69	63,414
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		610	558,427

			1,413,520
Airlines — 0.5%
Northwest Airlines, Inc.:
2.18%, 3/10/17		395	382,656
1.56%, 9/10/18		580	551,091
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		693	683,180

			1,616,927
Auto Components — 4.2%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		1,581	1,571,136
2nd Lien Term Loan, 10.50%, 1/29/18		546	527,573
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		963	948,284
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		896	875,702
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		5,406	5,265,882
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,705	1,708,206
GPX International Tire Corp., Term Loan (a)(f):
PIK, 13.00%, 3/30/2012		4	—
12.25%, 3/31/2012		274	—
INA Beteiligungsgesellschaft mbH, Term Loan E, 4.25%, 5/15/20		1,535	1,538,653
Floating Rate Loan Interests (c)	Par (000)		Value
Auto Components (concluded)
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18	USD	942	$918,873
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		912	904,877

			14,259,186
Automobiles — 0.3%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		501	496,827
3.50%, 5/24/17		521	518,810

			1,015,637
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		871	861,399
2nd Lien Term Loan, 8.25%, 6/03/21		183	182,692

			1,044,091
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 10.25%, 3/01/2011 (a)(f)		1,000	—
Building Products — 3.6%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		892	874,138
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,501	2,459,630
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		888	858,308
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,062	1,028,788
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,875	1,865,625
Nortek, Inc., Term Loan, 3.75%, 10/30/20		1,274	1,259,272
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		615	596,890
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,046	1,031,813
United Subcontractors, Inc., Term Loan, 4.26%, 6/30/15		214	210,136
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		510	499,337

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Building Products (concluded)
Wilsonart LLC (concluded):
Term Loan B, 4.00%, 10/31/19	USD	1,524	$1,492,479

			12,176,416
Capital Markets — 0.5%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		450	383,863
Term Loan B, 6.75%, 4/30/18		801	746,023
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		486	483,818

			1,613,704
Chemicals — 4.6%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		590	584,516
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		306	303,277
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,189	1,164,087
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		71	70,269
Charter NEX US Holdings, Inc., Term Loan B, 5.75%, 1/15/22		720	716,400
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		141	140,220
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		693	677,408
2nd Lien Term Loan, 8.25%, 5/30/20		295	289,100
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		1,254	1,206,773
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		520	505,568
MacDermid, Inc.:
1st Lien Term Loan, 4.00%, 6/07/20		1,726	1,719,708
Term Loan B2, 4.00%, 6/07/20		459	458,190
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		1,292	1,279,313
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,169	1,112,438
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		845	787,963
Term Loan B2, 4.25%, 1/15/20		1,412	1,341,519
Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (concluded)
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18	USD	411	$411,774
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		943	912,888
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	999,613
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		350	343,556
Univar, Inc., Term Loan B, 5.00%, 6/30/17		600	577,598

			15,602,178
Commercial Services & Supplies — 6.0%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		1,859	1,802,947
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,698	1,673,311
Term Loan F, 3.25%, 2/24/21		529	518,645
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,301	2,166,481
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,773	2,762,976
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		1,841	1,837,308
2nd Lien Term Loan, 8.00%, 5/14/22		900	887,247
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		640	637,600
Dealer Tire LLC, Term Loan B, 5.50%, 12/17/21		550	551,375
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		824	808,848
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		1,443	1,419,305
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		808	777,411
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,805	2,756,836
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		548	544,031

4	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (concluded)
West Corp., Term Loan B10, 3.25%, 6/30/18	USD	1,405	$1,386,181

			20,530,502
Communications Equipment — 3.1%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		509	497,833
2nd Lien Term Loan, 8.00%, 8/01/22		3,285	3,218,709
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		873	865,919
2nd Lien Term Loan, 7.50%, 1/23/22		230	226,262
Avaya, Inc., Extended Term Loan B3, 4.67%, 10/26/17		839	800,645
CommScope, Inc., Term Loan B3, 2.83%, 1/21/17		417	415,358
Telesat Canada, Term Loan A, 4.40%, 3/24/17	CAD	2,491	1,947,694
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	2,729	2,699,213

			10,671,633
Construction & Engineering — 0.4%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		515	515,126
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		745	740,031

			1,255,157
Construction Materials — 1.6%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		584	579,720
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,443	4,398,622
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		395	360,931

			5,339,273
Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		561	550,248
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		1,523	1,499,956
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		915	916,544
PODS Enterprises, Inc., 1st Lien Term Loan, 5.00%, 1/08/22		650	650,273
Floating Rate Loan Interests (c)		Par (000)	Value
Containers & Packaging (concluded)
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21	USD	473	$467,507

			4,084,528
Distributors — 1.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,799	1,754,330
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		884	883,083
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		490	476,525
VWR Funding, Inc., Term Loan, 3.42%, 4/03/17		534	531,048

			3,644,986
Diversified Consumer Services — 2.8%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		1,753	1,725,908
2nd Lien Term Loan, 8.00%, 8/13/21		254	249,990
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		320	317,600
Term Loan B, 3.75%, 1/30/20		1,475	1,459,237
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.00%, 12/01/21		355	352,632
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		137	133,665
Term Loan B, 4.00%, 11/06/20		537	522,509
Iglo Foods Midco Ltd., Term Loan B, 4.25%, 6/30/20	EUR	1,020	1,123,243
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	652	606,127
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		2,314	2,283,097
Transfirst Holdings, Inc., 2014 2nd Lien Term Loan, 9.00%, 11/12/22		461	454,827
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		586	393,247

			9,622,082
Diversified Financial Services — 3.2%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 4.50%, 3/31/21		908	890,705

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Financial Services (concluded)
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21	USD	600	$594,498
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,181	1,172,043
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		234	234,027
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,559	1,550,674
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.25%, 12/02/18	EUR	4,900	5,512,202
TransFirst, Inc., 2014 1st Lien Term Loan, 5.50%, 11/12/21	USD	831	830,286

			10,784,435
Diversified Telecommunication Services — 4.6%
Altice Financing SA, Term Loan:
Delayed Draw, 4.76%, 7/02/19		1,074	1,072,359
5.25%, 1/27/22		425	425,531
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		1,843	1,829,540
General Communications, Inc., Term Loan B, 4.75%, 12/18/21		1,185	1,185,000
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,437	1,434,118
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		685	677,006
Term Loan B, 5.25%, 2/22/19		1,213	1,194,179
Level 3 Financing Inc., Incremental Term Loan B5, 4.50%, 1/31/22		2,245	2,246,055
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		902	893,529
2020 Term Loan B, 4.00%, 1/15/20		4,685	4,640,118

			15,597,435
Electric Utilities — 1.2%
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		136	114,530
2nd Lien Term Loan, 5.50%, 9/30/18		629	549,003
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		134	112,959
Floating Rate Loan Interests (c)		Par (000)	Value
Electric Utilities (concluded)
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16	USD	3,237	$3,232,301

			4,008,793
Electrical Equipment — 1.4%
Southwire Co., Term Loan, 3.25%, 2/10/21		610	590,294
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,203	1,205,501
Extended Term Loan, 4.66%, 10/10/17 (a)(f)		4,525	2,819,346

			4,615,141
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,754	1,714,236
Energy Equipment & Services — 1.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		2,546	2,514,958
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		210	207,482
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		954	895,669

			3,618,109
Food & Staples Retailing — 1.3%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		898	885,684
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		540	541,015
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,079	1,067,924
US Food Service, Inc., Refinancing Term Loan, 4.50%, 3/31/19		2,055	2,046,780

			4,541,403
Food Products — 3.2%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		514	509,007
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,818	1,805,044
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,445	1,434,908
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		1,318	1,311,783
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		1,187	1,175,980

6	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Food Products (concluded)
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19	USD	1,011	$989,421
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		1,034	1,010,719
Term Loan G, 3.00%, 4/29/20		995	971,607
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,484	1,261,039
2nd Lien Term Loan, 10.75%, 11/01/19		725	551,000

			11,020,508
Health Care Equipment & Supplies — 5.1%
Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.50%, 5/29/20		1,409	1,407,317
Auris Luxembourg II SA, Term Loan B, 5.50%, 1/15/22		765	767,394
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17		1,361	1,357,934
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		949	939,624
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		2,282	2,274,039
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		1,670	1,667,078
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,703	1,688,401
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,419	1,400,356
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		1,592	1,585,361
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,670	1,623,192
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,438	2,337,802
Sage Products Holdings III LLC, Refi Term Loan B, 5.00%, 12/13/19		269	270,335

			17,318,833
Health Care Providers & Services — 6.8%
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		900	891,000
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		1,793	1,786,266
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		647	646,227
CareCore National LLC, Term Loan B, 5.50%, 3/05/21		613	610,474
Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19	USD	1,047	$1,039,020
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		5,227	5,221,189
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,102	1,100,433
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,905	5,872,728
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		627	625,495
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		908	902,976
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		527	537,512
Ikaria, Inc., 1st Lien Term Loan, 5.00%, 2/12/21		174	173,237
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,250	1,217,793
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		691	678,252
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		597	581,750
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		837	825,386
U.S. Renal Care, Inc., Term Loan, 4.25%, 7/03/19		535	529,650

			23,239,388
Health Care Technology — 1.0%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 12/02/18		200	196,258
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,995	1,955,026
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,162	1,153,138

			3,304,422
Hotels, Restaurants & Leisure — 10.2%
1011778 B.C. Unlimited Liability Company, 2014 Term Loan B, 4.50%, 12/12/21		3,430	3,431,303
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		682	669,899
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,832	1,703,501
Caesars Entertainment Operating Co., Inc., Term Loan B7, 9.75%, 1/28/18		386	343,841

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20	USD	2,329	$2,217,660
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,011	1,005,607
Dave & Buster’s, Inc., Term Loan, 4.25%, 7/25/20		410	407,361
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,168	1,164,955
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,513	2,480,609
Intrawest ULC, Term Loan, 5.50%, 12/09/20		777	777,150
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		5,196	5,143,559
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,730	1,716,642
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,154	2,119,231
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		978	964,064
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/09/19		662	649,223
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		786	783,598
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		306	303,829
Term Loan B, 4.00%, 2/19/19		1,413	1,390,760
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		934	921,304
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,367	3,312,692
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		2,045	2,045,859
Twin River Management Group, Inc., Term Loan B, 5.25%, 7/10/20		672	670,918
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		572	567,441

			34,791,006
Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,681	1,659,517
Prestige Brands, Inc., Term Loan, 4.13%, 1/31/19		659	656,218
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		471	466,823
Floating Rate Loan Interests (c)		Par (000)	Value
Household Products (concluded)
Spectrum Brands, Inc. (concluded):
Term Loan C, 3.50%, 9/04/19	USD	897	$890,879

			3,673,437
Independent Power and Renewable Electricity Producers — 1.7%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		2,665	2,645,102
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,902	1,911,217
Term Loan C, 5.00%, 12/19/21		84	84,094
Terra-Gen Finance Company LLC, Term Loan B, 5.25%, 12/09/21		1,010	1,004,950

			5,645,363
Industrial Conglomerates — 0.5%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,736	1,661,185
Insurance — 2.4%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,101	1,090,047
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/06/20		619	608,058
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/28/18		1,370	1,349,796
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,098	1,006,756
2nd Lien Term Loan C, 8.25%, 10/16/20		530	461,100
Onex York Acquisition Corp., Term Loan B, 4.75%, 10/01/21		1,291	1,280,441
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,166	1,123,913
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,153,125

			8,073,236
Internet Software & Services — 2.2%
Dealertrack Technologies, Inc., Term Loan B, 3.25%, 2/28/21		1,163	1,145,166
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		1,567	1,557,581
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,427	3,411,195
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,071	1,010,686

8	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Internet Software & Services (concluded)
W3 Co. (concluded):
2nd Lien Term Loan, 9.25%, 9/11/20	USD	419	$398,003

			7,522,631
IT Services — 3.6%
First Data Corp.:
2018 Extended Term Loan, 3.67%, 3/23/18		7,645	7,499,076
2018 Term Loan, 3.67%, 9/24/18		730	716,312
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,145	1,137,248
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		314	286,612
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		614	513,364
SunGard Data Systems, Inc.:
Term Loan C, 3.92%, 2/28/17		925	920,088
Term Loan E, 4.00%, 3/08/20		170	169,237
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,052	1,042,399

			12,284,336
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		977	959,594
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		228	220,938

			1,180,532
Machinery — 2.4%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	286,186
Refinancing Term Loan, 4.25%, 12/10/18		871	860,197
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		715	708,340
Term Loan B3, 4.25%, 8/30/20		214	211,739
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		829	810,378
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		679	664,865
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		500	499,220
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,493	1,467,298
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,783	1,666,422
Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (concluded)
STS Operating, Inc., Term Loan, 4.75%, 2/12/21	USD	417	$408,513
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		461	461,360

			8,044,518
Media — 12.6%
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15 (f)		1,101	—
0.00%, 7/03/15 (f)		195	—
1st Lien Term Loan, 7.00%, 3/31/20		3,662	3,636,799
Charter Communications Operating LLC, Term Loan G, 4.25%, 9/12/21		2,505	2,514,719
Clear Channel Communications, Inc.:
Term Loan B, 3.82%, 1/29/16		408	402,526
Term Loan D, 6.92%, 1/30/19		3,932	3,661,097
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		1,067	1,042,796
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		122	110,068
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		677	667,155
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,207	1,199,771
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		755	743,684
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,622	2,590,251
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.50%, 1/07/22		910	890,662
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		301	296,670
MCC Iowa LLC:
Term Loan I, 2.64%, 6/30/17		667	658,317
Term Loan J, 3.75%, 6/30/21		323	319,333
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,641	1,630,558
Mediacom Communications Corp., Term Loan F, 2.64%, 3/31/18		506	494,533
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		828	815,763
NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, 1/22/20		1,054	1,020,196
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,357	1,349,783

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
Numericable U.S. LLC (concluded):
Term Loan B2, 4.50%, 5/21/20	USD	1,174	$1,167,747
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		973	955,678
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,821	1,787,474
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,140	1,119,699
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		2,305	2,273,587
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,348	3,295,560
UPC Financing Partnership, Term Loan AG, 3.77%, 3/31/21	EUR	910	1,025,091
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	815	801,389
Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,651,570
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	1,089	1,080,902
William Morris Endeavor Entertainment LLC:
1st Lien Term Loan, 5.25%, 5/06/21		278	270,928
2nd Lien Term Loan, 8.25%, 5/01/22		325	309,020
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,108	1,078,878
Term Loan B2A, 3.50%, 1/15/22		719	699,895
Term Loan B3, 3.50%, 1/15/22		1,182	1,151,076

			42,713,175
Metals & Mining — 1.0%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	244,462
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,575	1,558,965
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,547	1,547,234

			3,350,661
Multiline Retail — 1.5%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,120	1,107,542
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,577	1,550,584
2nd Lien Term Loan, 8.50%, 3/26/20		375	366,915
Floating Rate Loan Interests (c)		Par (000)	Value
Multiline Retail (concluded)
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	367	$367,617
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,633	1,581,580

			4,974,238
Oil, Gas & Consumable Fuels — 4.1%
American Energy—Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		565	463,238
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,129	806,491
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		2,269	1,747,769
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,170	1,087,129
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		820	750,256
2nd Lien Term Loan, 8.38%, 9/30/20		360	214,920
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		322	318,880
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		66	40,246
Packers Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,005	1,001,231
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		865	860,675
Panda Power Funds, Term Loan B1, 6.50%, 11/10/21		545	547,725
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		940	922,375
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		285	275,381
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,100	1,023,000
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		162	138,932
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		716	682,371
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		577	519,390
Stonewall Gas Gathering LLC, Term Loan B, 1.00%, 1/08/22		685	667,875
TPF II Power, LLC, Term Loan B, 5.50%, 10/02/21		985	987,157

10	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	1,040	$1,021,309

			14,076,350
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B2, 4.50%, 9/03/21		260	259,317
Pharmaceuticals — 5.7%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,362	1,356,482
Amneal Pharmaceuticals LLC, New Term Loan, 5.00%, 11/01/19		637	635,496
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		510	501,319
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		715	704,060
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.17%, 2/27/21		2,612	2,578,750
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		970	944,659
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		878	866,353
Term Loan B, 3.25%, 3/19/21		1,409	1,379,204
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		2,269	2,227,791
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		2,581	2,567,196
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,261	1,246,795
Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/02/20		1,234	1,226,980
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		975	967,795
Series D2 Term Loan B, 3.50%, 2/13/19		943	936,205
Series E Term Loan B, 3.50%, 8/05/20		1,158	1,149,366

			19,288,451
Professional Services — 2.3%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,211	1,196,530
2014 2nd Lien Term Loan, 7.50%, 7/25/22		465	454,538
Floating Rate Loan Interests (c)		Par (000)	Value
Professional Services (concluded)
Advantage Sales & Marketing, Inc. (concluded):
Delayed Draw Term Loan, 4.25%, 7/23/21	USD	40	$39,884
Ceridian LLC, 2014 Term Loan, 4.50%, 9/15/20		1,047	1,026,305
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,254	1,235,841
Intertrust Group Holding BV:
2nd Lien Term Loan, 8.00%, 4/16/22		725	714,727
Term Loan B4, 4.33%, 4/16/21	EUR	1,000	1,133,254
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19	USD	1,110	1,099,123
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,027	991,364

			7,891,566
Real Estate Management & Development — 1.7%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,396	1,386,998
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		1,317	1,314,415
Realogy Corp.:
Extended Letter of Credit, 0.02%, 10/10/16		109	107,502
Term Loan B, 3.75%, 3/05/20		2,877	2,829,175

			5,638,090
Road & Rail — 0.8%
Hertz Corp., Term Loan B2, 3.50%, 3/11/18		885	871,990
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,236	1,167,701
2nd Lien Term Loan, 7.75%, 9/21/21		600	541,500

			2,581,191
Semiconductors & Semiconductor Equipment — 1.9%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		3,303	3,295,967
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,006	1,976,366
Term Loan B5, 5.00%, 1/15/21		430	429,683

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
NXP BV, Term Loan D, 3.25%, 1/11/20	USD	859	$847,097

			6,549,113
Software — 3.5%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		400	395,000
Term Loan B, 4.25%, 11/01/19		1,039	1,026,598
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		523	508,547
Term Loan B5, 3.75%, 6/03/20		2,637	2,572,060
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		540	501,939
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		308	307,675
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,109,707
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		1,352	1,335,435
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	985,000
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		587	573,319
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		1,942	1,919,239
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		195	190,271
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		350	313,250

			11,738,040
Specialty Retail — 4.0%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,254	1,241,243
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		802	795,819
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		1,565	1,518,753
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		70	48,105
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		989	963,713
Leslie’s Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		1,222	1,188,789
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,776	1,755,543
Term Loan B, 3.75%, 1/28/20		896	879,129
Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (concluded)
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19	USD	2,616	$2,556,558
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		1,824	1,803,072
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		946	799,241

			13,549,965
Technology Hardware, Storage & Peripherals — 0.6%
Dell Inc., Term Loan C, 3.75%, 10/29/18		1,028	1,026,031
Dell, Inc., Term Loan B, 1.00%, 4/29/20		1,213	1,213,348

			2,239,379
Textiles, Apparel & Luxury Goods — 2.0%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		1,315	1,310,131
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,398	1,188,421
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		1,469	1,326,784
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,333	1,303,301
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 1/08/20		495	443,436
Term Loan B, 4.75%, 10/08/19		332	309,062
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		1,017	1,008,342

			6,889,477
Wireless Telecommunication Services — 0.8%
Crown Castle Operating Co., Term Loan B2, 3.00%, 1/31/21		1,208	1,187,014
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,606	1,568,221

			2,755,235
Total Floating Rate Loan Interests — 129.3%			438,762,231

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		813	834,877

12	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
United States — 0.0%
Eaton Vance Floating-Rate Income Trust		34	$471
Eaton Vance Senior Income Trust		8,925	55,781
Total Investment Companies — 0.0%			56,252

Other Interests (g)		Beneficial Interest (000)	Value
United States — 0.0%
Lear Corp. Escrow	USD	500	4,375
USI Senior Holdings		8	—
Total Other Interests — 0.0%			4,375

Warrants (h)		Shares	Value
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Media — 0.0%
New Vision Holdings LLC (Expires 12/31/15)		22,447	1,214
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 07/01/19)		195	—
Warrants (h)		Shares	Value
Software (concluded)
Bankruptcy Management Solutions, Inc. (Expires 07/01/20)		292	—
Bankruptcy Management Solutions, Inc. (Expires 07/02/18)		181	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 06/22/19, Strike Price $42.27)		1,501	$8,461

			8,461
Total Warrants — 0.0%			9,675
Total Long-Term Investments (Cost — $487,363,910) — 140.1%			475,398,363

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (i)(j)		3,577,394	3,577,394
Total Short-Term Securities (Cost — $3,577,394) — 1.1%			3,577,394
Options Purchased (Cost — $25,422) — 0.0%			—
Total Investments (Cost — $490,966,726*) — 141.2%			478,975,757
Liabilities in Excess of Other Assets — (41.2)%			(139,760,258)

Net Assets — 100.0%			$339,215,499

* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$492,059,374

Gross unrealized appreciation			$2,509,328
Gross unrealized depreciation			(15,592,945)

Net unrealized depreciation			$(13,083,617)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	13

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

(h)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2015, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,630,534	946,860	3,577,394	$108

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

ADS	American Depositary Shares

CAD	Canadian Dollar

CLO	Collateralized Loan Obligation

DIP	Debtor-In-Possession

EUR	Euro

GBP	British Pound

OTC	Over-the-Counter

USD	U.S. Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	72,000	USD	85,601	BNP Paribas SA	2/04/15	$(4,240)
USD	332,863	EUR	275,000	Deutsche Bank AG	2/04/15	22,110
EUR	341,000	USD	385,498	Royal Bank of Scotland PLC	4/21/15	101
USD	2,370,284	CAD	2,836,000	UBS AG	4/21/15	140,642
USD	8,781,940	EUR	7,610,000	Citibank N.A.	4/21/15	176,622
USD	2,032,673	GBP	1,340,000	Bank of America N.A.	4/21/15	15,429
Total						$350,664

•	As of January 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	26	—

14	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,000,555	$2,827,475	$11,828,030
Common Stocks	$2,108,513	607,563	225,889	2,941,965
Corporate Bonds	—	20,398,463	562,495	20,960,958
Floating Rate Loan Interests	—	405,679,607	33,082,624	438,762,231
Investment Companies	56,252	—	—	56,252
Non-Agency Mortgage-Backed Securities	—	834,877	—	834,877
Other Interests	—	—	4,375	4,375
Warrants	—	—	9,675	9,675
Short-Term Securities	3,577,394	—	—	3,577,394

Total	$5,742,159	$436,521,065	$36,712,533	$478,975,757

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	15

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$354,904	—	$354,904
Liabilities:
Foreign currency exchange contracts	—	(4,240)	—	(4,240)

Total	—	$350,664	—	$350,664

[1] Derivative financial instruments are swaps and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$268,104	—	—	$268,104
Foreign currency at value	2,368	—	—	2,368
Liabilities:
Bank borrowings payable	—	$(141,000,000)	—	(141,000,000)

Total	$270,472	$(141,000,000)	—	$(140,729,528)

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2014	$715,650	$153,282	$560,826	$37,080,633	$4,375	$1,214	$38,515,980
Transfers into Level 3[2]	—	—	—	13,486,415	—	8,274	13,494,689
Transfers out of Level 3[3]	—	—	—	(16,891,364)	—	—	(16,891,364)
Accrued discounts/premiums	2,162	—	(135)	14,635	—	—	16,662
Net realized gain (loss)	—	—	—	(28,000)	—	—	(28,000)
Net change in unrealized appreciation/ depreciation[4]	(21,300)	72,607	(11,100)	(770,721)	—	187	(730,327)
Purchases	2,130,963	—	12,904	3,783,909	—	—	5,927,776
Sales	—	—	—	(3,592,883)	—	—	(3,592,883)

Closing Balance, end of year January 31, 2015	$2,827,475	$225,889	$562,495	$33,082,624	$4,375	$9,675	$36,712,533

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[4]	$(21,299)	$72,607	$(11,100)	$(773,081)	—	$188	$(732,685)

16	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

[2]

As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,494,689 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $16,891,364 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2015	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2015